Fair value measurements	9 Months Ended
Sep. 30, 2022
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value measurements
12.	FAIR VALUE MEASUREMENTS
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Company uses prices and inputs that are current as of the measurement date, including during periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or Level 2 to Level 3.
The Company’s financial instruments consist of accounts receivable, accounts payable, accrued expenses, and short- and long-term debt. The carrying value of accounts receivable, accounts payable, accrued expenses and short-term debt are considered a reasonable estimate of their fair value, due to the short-term maturity of these instruments.
The Company’s debt instruments are carried at amortized cost in its condensed consolidated balance sheets, which may differ from their respective fair values. The fair values of the Company’s term loan and revolving line of credit generally approximate their carrying values.
The Company’s Warrant liability and Earnout liability are recorded at fair value on a recurring basis.

The following table presents the Company’s fair value hierarchy for financial assets and liabilities:

	Fair Value Measurements as of September 30, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$2,698	$—	$—	$2,698
Private Placement Warrants	—	—	1,981	1,981
Earnout liability	—	—	78,080	78,080

	Fair Value Measurements as of May 26, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$5,397	$—	$—	$5,397
Private Placement Warrants	—	—	3,834	3,834
Earnout liability	—	—	187,750	187,750
There were no movements between levels during the three and nine months ended September 30, 2022. These instruments were not outstanding on the Company’s books for the three and nine months ended September 30, 2021.
Level 3 Disclosures
Private Placement Warrants
As described in Note 10, the Company’s Private Placement Warrants were initially issued by Haymaker and were thus acquired by the Company through the consummation of the Business Combination. Accordingly, the initial measurement date of the Private Placement Warrants for the Company was the Closing Date. The Private Placement Warrants were valued using a Monte Carlo simulation. Calculating the fair value of the Private Placement Warrants requires the input of subjective assumptions. Other reasonable assumptions could provide differing results. The carrying amount of the liability may fluctuate significantly, and actual amounts at settlement may be materially different from the liability’s estimated value.
The following table provides the significant inputs to the Monte Carlo simulation for the fair value of the Private Placement Warrants as of September 30, 2022 and the Closing Date:

	As of
	September 30, 2022	May 26, 2022
Stock price	$4.28	$9.02
Exercise price	$11.50	$11.50
Risk-free rate	4.1%	2.7%
Volatility	35.1%	13.4%
Term (in years)	4.7	5.0
Earnout Liability
The Earnout liability was valued using a Monte Carlo simulation in order to project the future path of the Company’s stock price over the earnout period. The carrying amount of the liability may fluctuate significantly, and actual amounts paid may be materially different from the liability’s estimated value.

The following table provides the significant inputs to the Monte Carlo simulation for the fair value of the Earnout liability as of September 30, 2022 and the Closing Date, the date of initial measurement:

	As of
	September 30, 2022	May 26, 2022
Stock price	$4.28	$9.02
Risk-free rate	4.1%	2.7%
Volatility	70.0%	60.0%
Term (in years)	4.7	5.0
The following table presents the changes in fair value of the Company’s Level 3 financial instruments that are measured at fair value as of September 30, 2022 and the Closing Date, the date of initial measurement:

	Private Placement Warrants	Earnout Liability	Total
Fair value as of May 26, 2022 (initial measurement)	$3,834	$187,750	$191,584
Gain from change in fair value	(1,853)	(109,670)	(111,523)

Fair value as of September 30, 2022	$1,981	$78,080	$80,061